segment information	6 Months Ended
Jun. 30, 2021
segment information
segment information

5    segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.

Effective January 1, 2020, we embarked upon modifying our internal and external reporting processes, systems and internal controls to accommodate the technology convergence-driven cessation of the historical distinction between our wireless and wireline operations at the level of regularly reported discrete performance measures that are provided to our chief operating decision-maker. Prior to the World Health Organization characterizing COVID-19 as a pandemic, we had anticipated transitioning to a new segment reporting structure during 2020; commencing with the three-month period ended March 31, 2021, we have now transitioned to our new segment reporting structure and have recast comparative amounts on a comparable basis.

The TELUS technology solutions segment includes: network revenues and equipment sales arising from mobile technologies; data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; software, data management and data analytics-driven smart-food chain technologies; and home and business security); certain healthcare software and technology solutions; voice and other telecommunications services revenues; and equipment sales.

The digitally-led customer experiences – TELUS International segment, whose primary functional currency is the U.S. dollar, is comprised of digital customer experience and digital-enablement transformation, including artificial intelligence and content management solutions, provided by our TELUS International (Cda) Inc. subsidiary.

Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

							Digitally-led customer
	TELUS technology solutions						experiences – TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Three-month periods ended June 30 (millions)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Operating revenues
External revenues
Service	$1,544	$1,485	$1,465	$1,328	$3,009	$2,813	$550	$437	$—	$—	$3,559	$3,250
Equipment	487	347	63	59	550	406	—	—	—	—	550	406
Revenues arising from contracts with customers	2,031	1,832	1,528	1,387	3,559	3,219	550	437	—	—	4,109	3,656
Other income	(2)	(1)	4	2	2	1	—	71	—	—	2	72
	2,029	1,831	1,532	1,389	3,561	3,220	550	508	—	—	4,111	3,728
Intersegment revenues	—	—	5	4	5	4	108	104	(113)	(108)	—	—
	$2,029	$1,831	$1,537	$1,393	$3,566	$3,224	$658	$612	$(113)	$(108)	$4,111	$3,728
EBITDA [2]					$1,323	$1,197	$128	$162	$—	$—	$1,451	$1,359
CAPEX excluding spectrum licences [3]					$882	$727	$31	$29	$—	$—	$913	$756

Operating revenues – external and other income (above)	$4,111	$3,728
Goods and services purchased	1,609	1,458
Employee benefits expense	1,051	911
EBITDA (above)	1,451	1,359
Depreciation	527	505
Amortization	266	220
Operating income	658	634
Financing costs	203	202
Income before income taxes	$455	$432

							Digitally-led customer
	TELUS technology solutions						experiences – TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Six-month periods ended June 30 (millions)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Operating revenues
External revenues
Service	$3,070	$3,008	$2,906	$2,680	$5,976	$5,688	$1,085	$807	$—	$—	$7,061	$6,495
Equipment	939	709	131	115	1,070	824	—	—	—	—	1,070	824
Revenues arising from contracts with customers	4,009	3,717	3,037	2,795	7,046	6,512	1,085	807	—	—	8,131	7,319
Other income	(3)	(2)	7	2	4	—	—	103	—	—	4	103
	4,006	3,715	3,044	2,797	7,050	6,512	1,085	910	—	—	8,135	7,422
Intersegment revenues	—	—	10	5	10	5	212	201	(222)	(206)	—	—
	$4,006	$3,715	$3,054	$2,802	$7,060	$6,517	$1,297	$1,111	$(222)	$(206)	$8,135	$7,422
EBITDA [2]					$2,659	$2,498	$253	$270	$—	$—	$2,912	$2,768
CAPEX excluding spectrum licences [3]					$1,544	$1,373	$54	$48	$—	$—	$1,598	$1,421

Operating revenues – external and other income (above)	$8,135	$7,422
Goods and services purchased	3,157	2,870
Employee benefits expense	2,066	1,784
EBITDA (above)	2,912	2,768
Depreciation	1,051	1,028
Amortization	531	422
Operating income	1,330	1,318
Financing costs	410	394
Income before income taxes	$920	$924

1	The digitally-led customer experiences – TELUS International segment is comprised of our consolidated TELUS International (Cda) Inc. subsidiary and a line of business retrospectively reorganized into, and accounted for using predecessor accounting prospectively applied by, TELUS International (Cda) Inc. (see Note 28(b)). All of our other international activities are included in the TELUS technology solutions segment.
2	Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS- IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.
3	Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.